Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Following are the significant accounting policies followed by the Plan:
Basis of Presentation
The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with accounting policies generally accepted in the United States of America (“GAAP”).
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the plan administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. A material estimate that is particularly susceptible to significant change in the near term is the valuation of investments.
Risks and Uncertainties
The Plan invests in various financial instruments. Investment securities are exposed to various risks, such as interest rate, credit, and market risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the values of investments, it is reasonably possible that changes in the fair values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Investments Valuation and Income Recognition
Plan investments are stated at fair value. See Note 3 for further information regarding valuation of the Plan’s investments.
Collective investment trust is valued based upon the net asset value of units owned by the Plan at year-end. The net asset value is used as a practical expedient to estimate fair value and it is based on the fair value of the underlying investments held by the fund that are traded in an active market, less its liabilities. The collective investment trust is not included in the fair value hierarchy.
Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis and dividends are recorded on the declaration date, taking into consideration the ex-dividend date. The Plan presents in the statement of changes in net assets available for benefits the net appreciation in the fair value of its investments which consists of realized gains and losses on investments purchased and sold during the year as well as unrealized net appreciation on those investments held at year end.
Payments of Benefits
Benefits are recorded when paid.
Plan Expenses
Under the Plan’s contract entered into with Mid Atlantic Trust Company (“Mid Atlantic”), doing business as American Trust Custody, custody and trading fees are billed in advance based on assets balances at the time of calculation. Additionally, the Plan has a contract with Expand Financial, LLC related to 3(38) fiduciary fees. The annual fee for 3(38) fiduciary services equals to 5 basis points of the market value of the included assets and it is paid quarterly. Market value of the Plan assets is the value of assets as reported by Mid Atlantic. These charges are presented as administrative fees in the Plan’s statement of changes in net assets available for benefits.
Administrative expenses, including trustee, legal, auditing, and other fees, may be paid out of the invested assets unless paid by the Employer. Expenses assumed and paid by the Employer during the year ended December 31, 2025 amounted to $424,032, and are excluded from these financial statements.